CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash dividends declared per share	$ 0.12	$ 0.12	$ 0.12
Allocation of ESOP shares	48,638	48,637	48,637